Client funds on deposit and client funds payable - Summary of Client Funds on Deposit and Client Funds Payable (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Client Funds On Deposit And Client Funds Payable [Abstract]
Client funds on deposit	$ 13,848	$ 22,490
Other receivables from clients	3,207	1,149
Client funds on deposit and other receivables	17,055	23,639
Client funds payable	$ 17,055	$ 23,639